Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2020
Investments in Associates.
Summary of investments in associates
a)	As of December 31, 2020 and 2019, investments in associates are as follows:

		Investment			Investment
	Entity's share	Investment amount	Income	Entity's share	Investment amount	Income
	as of December 31,	as of December 31,	as of December 31,	as of December 31,	as of December 31,	as of December 31,
Entity	2020	2020	2020	2019	2019	2019
	%	MM$	MM$	%	MM$	MM$
Nexus S.A (**)	14.8148%	1,278	(1,341)	12.9000%	2,281	(133)
Transbank S.A (*)	8.7188%	5,871	(1,453)	8.7188%	7,324	665
Totals	23.63	7,149	(2,794)		9,605	532

(*)    In 2019, these investments were previously classified as “Financial instruments at fair value through profit or loss” and classified as associates since significant influence was gained. Acquisition cost is deemed to be equivalent to the fair value of each investment as of the date in which it became an associate.

(**)  On January 22, 2020, Itaú Corpbanca acquired 79,577 shares of Nexus S.A., corresponding to a 1.9148% participation over the total equity. With this transaction, the Bank's total participation increased to 14.8148%.

Summarized financial information of associates

	As of December 31,				As of December 31,
	2020				2019
	Assets	Liabilities	Equity	Loss	Assets	Liabilities	Equity	Income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Nexus S.A	19,210	10,585	17,676	(9,051)	31,147	13,472	4,097	13,578
Transbank S.A	1,006,137	938,800	84,007	(16,670)	1,217,448	1,134,781	69,265	13,402
Totals	1,025,347	949,385	101,683	(25,721)	1,248,595	1,148,253	73,362	26,980

Schedule of dividends received from associates

	2020	2019
	MCh$	MCh$
Dividends received (*)	—	268
Totals	—	268

(*)   Dividends for the year ended December 31, 2019 are considered as received before significant influence was obtained, thus are presented under “Net income from financial operations” in the Consolidated Statement of Income (Loss) in accordance with the previous classification and measurement as financial instruments at fair value through profit and loss according with IFRS 9.

Schedule of movements in investments in associates

	2020	2019
	MCh$	MCh$
Balances as of January 1,	9,605	—
Investment acquisition	338	—
Sale of investments	—	—
Initial application of the equity method (*)	—	9,073
Participation in income	(2,794)	532
Totals	7,149	9,605

(*)    As indicated in a) above “significant influence” was gained in 2019, thus the equity method was initially applied that year.